Income Taxes	12 Months Ended
Jul. 31, 2015
Notes to Financial Statements
Note 7 - Income Taxes

The Company's deferred tax assets, and valuation allowance are as follows

On August 28, 2015, through the issuance of 23,500,000 shares to Flex Mining Ltd., Flex Mining assumed control over the Company by way of reverse take-over. The total losses carried forward to July 31, 2015 was $723,488. The amount of loss carried forward is attributable only to the minority interest. The total amount of loss available for valuation allowance as of July 31, 2015 was $6,190. With an average tax rate of 34%, the estimated valuation allowance is $2,104.

As of July 31, 2015 and 2014, the Company has no unrecognized income tax benefits. The Company's policy for classifying interest and penalties associated with unrecognized income tax benefits is to include such items as tax expense. No interest or penalties have been recorded during the years ended July 31, 2015, and 2014 and no interest or penalties have been accrued as of July 31, 2015 and 2014.

The tax years from 2009 and forward have not been filed and remain open to examination by federal and state authorities due to net operating loss and credit carry-forwards. The Company is currently not under examination by the Internal Revenue Service or any other taxing authorities.